INVENTORIES, NET (Tables)	12 Months Ended
Dec. 31, 2024
Inventory Disclosure [Abstract]
Schedule of Inventory, Net
	December 31,
	2024	2023
Raw materials, parts and supplies	$1,225	$1,380
Finished products	1,296	1,123

	$2,521	$2,503